Investment in Associates - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	$ 55,017
Income (loss) in associate	13,679	$ 2,052
Balance of investment in Maverix, December 31,	70,566	55,017
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	53,567	48,284
Investment in associate	0	2,473
Dilution gain	13,288	2,273
Adjustment for change in ownership interest	1,870	758
Income (loss) in associate	391	(221)
Balance of investment in Maverix, December 31,	69,116	53,567
Other [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,	1,450
Balance of investment in Maverix, December 31,	$ 1,450	$ 1,450